S000075391 [Member] Average Annual Total Returns	12 Months Ended	46 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.33%	6.03%
Performance Inception Date		Mar. 16, 2022
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	5.69%
Performance Inception Date		Mar. 16, 2022
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.60%	4.65%
Performance Inception Date		Mar. 16, 2022
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.39%	6.08%
Performance Inception Date		Mar. 16, 2022
Class R6 | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	7.79%
Performance Inception Date		Mar. 16, 2022
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	14.26%
Performance Inception Date		Mar. 16, 2022